Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Schedule of Outstanding Warrants

The following summarizes the Company’s outstanding warrants to purchase shares of the Company’s common stock as of and for the three months ended March 31, 2024 and December 31, 2023:

	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2023	550,039	$2.47
Issued	—	$—
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of March 31, 2024	550,039	$2.47

The following summarizes the Company’s outstanding warrants to purchase shares of the Company’s common stock as of and for the years ended December 31, 2023 and 2022:

	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2021	214,400	$5.92
Issued	—	$—
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of December 31, 2022	214,400	$5.92
Issued	335,639	$11.44
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of December 31, 2023	550,039	$2.47

Schedule of Significant Inputs to Warrants Liabilities

The Alphia warrant liabilities were determined using a risk-neutral Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the warrant liabilities were as follows:

	December 21, 2023
	First Tranche Warrant	Second Tranche Warrant
Exercise price	$11.44	$11.44
Stock price	$12.00	$12.00
Volatility	62.0%	62.0%
Time to maturity	5 years	5 years
Risk-free rate	3.92%	3.92%
Dividend yield	—%	—%

Schedule of Warrant Liability Activity

The following table summarizes the Alphia warrant liability activity for twelve months ended December 31, 2023:

Balance as of December 31, 2022	$—
Warrant liabilities issued	2,208
Change in fair value of warrant liabilities	236
Reclassification of warrants liabilities to equity	(2,444)
Balance as of December 31, 2023	$—